Loans Payable - Schedule of Loans Payable (Details) (Parenthetical) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015
Revolving line of credit maximum borrowing capacity			$ 600,000
Debt repayment	$ 6,147		487,458	$ 172,415
Due to related parties	398,656		1,083,764	1,171,754
Business Loan and Security Agreement [Member]
Revolving line of credit maximum borrowing capacity					$ 500,000
Loan Agreement to Purchase an Automobile [Member]
Loan principal amount				$ 44,093
Line of credit expiration date				Nov. 30, 2021
Debt repayment				$ 747
Due to related parties	$ 28,073		$ 34,220	$ 42,273